Employee benefit expenses (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Employee Benefits Expenses [Abstract]
Schedule of employee benefits
	March 31, 2018	March 31, 2017	March 31, 2016
Salaries and wages	$5,655,032	$6,555,976	$8,579,070
Bonus to Mr. Karan A. Chanana (Note 31)	-	351,000	351,000
Compensated absence cost	19,982	(88,830)	118,885
Gratuity cost	63,186	75,329	102,853
Contribution to provident fund	19,793	19,965	25,192
Share-based compensation (Note 31)	907,158	1,312,246	3,523,412
Staff welfare expenses	132,580	527,489	183,854
Total	$6,797,731	$8,753,175	$12,884,266

Schedule of category-wise employee benefits expense
	March 31, 2018	March 31, 2017	March 31, 2016
Post-employment benefit:
Defined benefit plans	$63,186	$75,329	$102,853
Defined contribution plans	19,793	19,965	25,192

Share-based compensation	907,158	1,312,246	3,523,412
Short term benefit	5,807,595	7,345,635	9,232,809
Total	$6,797,732	$8,753,175	$12,884,266

Schedule of gratuity cost
	March 31, 2018	March 31, 2017	March 31, 2016
Current service cost	$41,664	$48,884	$77,912
Interest cost	21,522	26,445	24,941
Expense recognized in the consolidated statements of profit or loss	$63,186	$75,329	$102,853

Schedule of recognized actuarial gain in other comprehensive income
	March 31, 2018	March 31, 2017	March 31, 2016
Actuarial gain	$79,955	$74,931	$69,682
	$79,955	$74,931	$69,682

Schedule of cumulative actuarial gain loss in other comprehensive income Explanatory
	March 31, 2018	March 31, 2017	March 31, 2016
Actuarial gain	$191,549	$139,974	$87,416
	$191,549	$139,974	$87,416

Schedule of actuarial valuationemployee benefitsexpense
	March 31, 2018	March 31, 2017	March 31, 2016
Discount rate	7.71%	7.54%	8.00%
Expected rate of increase in compensation levels	8.00%	8.00%	8.00%

Schedule of change in present value of defined benefit obligation
	March 31, 2018	March 31, 2017	March 31, 2016
Change in defined benefit obligation
Defined benefit obligation at the beginning of the year	$283,944	$334,928	$331,041
Interest cost	21,522	26,445	24,941
Current service cost	41,664	48,884	77,912
Benefits paid	(7,910)	(56,547)	(10,615)
Actuarial (gain) / loss	(79,955)	(74,931)	(69,682)
Translation adjustment	(459)	5,165	(18,669)
Defined benefit obligation at the end of the year	$258,806	$283,944	$334,928

Schedule of experience adjustments on actuarial gain or loss
	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014

On defined benefit obligation	$79,955	$74,931	$69,682	$41,547	$6,290
Total	$79,955	$74,931	$69,682	$41,547	$6,290

Schedule of quantitative sensitivity analysis for significant assumptions
Assumptions	Discount rate		Future Salary increases
	1% increase	1% decrease	1% increase	1% decrease
Impact on defined benefit obligation	(26,979)	29,229	29,007	(27,030)

Schedule of defined benefit plans disclosures
March 31, 2018
Within the next 12 months (next reporting period)	$7,651
Between 2 and 5 years	35,461
Beyond 5 years	216,281
Total expected payments	$259,393